Schedule V - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule V - Valuation and Qualifying Accounts
SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
For the Twelve Months Ended December 31, 2025, 2024 and 2023
The following table shows the movement in the Company’s valuation and qualifying accounts during the twelve months ended December 31, 2025, 2024 and 2023:

	Balance at Beginning of Year	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Year

	($ in millions)
2025
Premiums receivable from underwriting activities	$24.6	$(1.7)	$—	$—	$22.9
Reinsurance	$27.5	$(11.3)	$—	$—	$16.2
Deferred tax valuation allowances	$(64.0)	$17.7	$(2.9)	$—	$(49.2)
2024
Premiums receivable from underwriting activities	$21.0	$3.6	$—	$—	$24.6
Reinsurance	$—	$27.5	$—	$—	$27.5
Deferred tax valuation allowances	$(172.7)	$105.5	$3.2	$—	$(64.0)
2023
Premiums receivable from underwriting activities	$25.0	$(4.0)	$—	$—	$21.0
Reinsurance	$—	$—	$—	$—	$—
Deferred tax valuation allowances	$(145.7)	$(21.5)	$(5.5)	$—	$(172.7)